Fair value measurement	12 Months Ended
Mar. 31, 2026
Fair Value Measurement
Fair value measurement

7. Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the consolidated financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings, security deposits and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2025	2026	2025	2026
Financial assets
Assets carried at amortized cost
Trade and other receivables	5,568,241	5,396,927	5,568,241	5,396,927
Cash and cash equivalents	605,802	1,004,077	605,802	1,004,077
Term deposits	1,354,170	1,508,036	1,354,170	1,508,036
Other financial assets	155,436	135,427	155,436	135,427
Total	7,683,649	8,179,894	7,683,649	8,179,894

Financial liabilities
Liabilities carried at amortized cost
Trade and other payables	2,953,069	2,821,826	2,953,069	2,821,826
Borrowings	545,864	716,217	545,864	716,217
Other liabilities	93,924	67,802	93,924	67,802
Lease liabilities	238,149	313,503	238,149	313,503
Total	3,831,006	3,919,348	3,831,006	3,919,348

Fair value hierarchy

The table below analyses/disclose level wise fair value for financial instruments which are either carried at fair value or require fair value disclosure being long-term in nature. The different levels of fair value have been defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

		March 31, 2025
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	1,354,170	-	1,354,170	-	1,354,170
Other financial assets	155,436	-	155,436	-	155,436
Total assets	1,509,606	-	1,509,606	-	1,509,606

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	5,45,864	-	5,45,864	-	5,45,864
Lease liabilities	2,38,149	-	2,38,149	-	238,149
Total Liabilities	7,84,013	-	7,84,013	-	7,84,013

		March 31, 2026
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	1,508,036	-	1,508,036	-	1,508,036
Other financial assets	135,427	-	135,427	-	135,427
Total assets	1,643,463	-	1,643,463	-	1,643,463

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	716,217	-	716,217	-	716,217
Lease liabilities	313,503	-	313,503	-	313,503
Total Liabilities	1,029,720	-	1,029,720	-	1,029,720

There are no differences between carrying value and fair value determined.

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2025 and March 31, 2026 as well as the inputs used.

Type	Valuation technique	Inputs used
Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.

Term deposits	Discounted cash flows	Prevailing interest rate in market, cash flows.

Other financial assets	Discounted cash flows	Prevailing interest rate in market, cash flows.

Other liabilities	Discounted cash flows	Prevailing interest rate in market, cash flows.